Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	₨ 7,790		₨ 7,712
Ending Balance	7,481	$ 102	7,790
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	13,209	181	12,133
Additions	415	6	315
Transfers from Property, Plant and Equipment	28	0	379
Disposals/Adjustments	(64)	(1)	(7)
Foreign exchange difference	(135)	(2)	389
Ending Balance	13,453	184	13,209
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	5,419	75	4,421
Charge for the year	682	9	821
Transfers from Property, Plant and Equipment	3	0
Disposals/Adjustments	(64)	(1)	(2)
Foreign exchange difference	(68)	(1)	179
Ending Balance	5,972	$ 82	5,419
Port concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,435		4,610
Ending Balance	4,220		4,435
Port concession rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	6,013		5,962
Additions	15		58
Disposals/Adjustments	0		(7)
Foreign exchange difference	0		0
Ending Balance	6,028		6,013
Port concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	1,578		1,352
Charge for the year	230		228
Disposals/Adjustments	0		(2)
Foreign exchange difference	0		0
Ending Balance	1,808		1,578
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	483		559
Ending Balance	442		483
Software licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,579		3,214
Additions	78		202
Transfers from Property, Plant and Equipment	28		13
Disposals/Adjustments	(64)		0
Foreign exchange difference	(28)		150
Ending Balance	3,593		3,579
Software licenses [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,096		2,655
Charge for the year	147		306
Transfers from Property, Plant and Equipment	3
Disposals/Adjustments	(64)		0
Foreign exchange difference	(31)		135
Ending Balance	3,151		3,096
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	2,872		2,543
Ending Balance	2,819		2,872
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	3,617		2,957
Additions	322		55
Transfers from Property, Plant and Equipment	0		366
Foreign exchange difference	(107)		239
Ending Balance	3,832		3,617
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	745		414
Charge for the year	305		287
Foreign exchange difference	(37)		44
Ending Balance	₨ 1,013		₨ 745